Consolidated Statements of Changes in Shareholders' (Deficit) (USD $)	Total	Accrued Interest	Bonus Share	Conversion of convertible debt to common stock	Conversion of accrued interest on convertible debt to common stock	Exercise Price 1	Exercise Price 2	Exercise Price 3	Issuance During Period 1st	Issuance During Period 2nd	Issuance During Period 3rd	Issuance During Period 4th	Common stock issued one	Common stock issued two	Preferred Stock	Preferred Stock Series B convertible preferred stock	Common Stock	Common Stock Conversion of convertible debt to common stock	Common Stock Conversion of accrued interest on convertible debt to common stock	Common Stock Exercise Price 1	Common Stock Exercise Price 2	Common Stock Exercise Price 3	Common Stock Issuance During Period 1st	Common Stock Issuance During Period 2nd	Common Stock Issuance During Period 3rd	Common Stock Issuance During Period 4th	Common Stock Common stock issued one	Common Stock Common stock issued two	Common Stock Common stock issued three	Additional Paid-in Capital	Subject to recession	Subject to recession Exercise Price 1	Subject to recession Exercise Price 2	Subject to recession Exercise Price 3	Subject to recession Common stock issued four	Subject to recession Common stock issued five	Subject to recession Common stock issued one	Subject to recession Common stock issued two	Subject to recession Series B convertible preferred stock	Subject to recession Common stock issued three	Treasury Stock	Treasury Stock Common stock issued four	Treasury Stock Common stock issued five	Treasury Stock Common stock issued one	Treasury Stock Common stock issued two	Treasury Stock APIC	Treasury Stock APIC Common stock issued four	Treasury Stock APIC Common stock issued five	Stock for prepaid services	Accumulated Deficit	Accumulated Deficit during Development Stage	Common Stock Payable	Common Stock Payable Accrued Interest	Common Stock Payable Bonus Share
Beginning balance at Oct. 31, 2003	$ (145,206)																$ 1,425,334													$ 23,502																				$ (1,594,042)
Beginning balance, shares at Oct. 31, 2003																	6,252,640
Shares issued to former officer as payment for working capital advance, shares																	16,667
Shares issued to former officer as payment for working capital advance	5,000																5,000
Sale of common stock less offering costs, shares																	1,800,000
Sale of common stock less offering costs	486,000																486,000
Net loss at year ended	(345,914)																																																	(7,870)	(338,044)
Ending balance at May. 31, 2004	(120)																1,916,334													23,502																				(1,601,912)	(338,044)
Ending balance, shares at May. 31, 2004																	8,069,307
July 2004, capital contribution by an officer	512																													512
Common stock warrants granted	11,928																													11,928
February 2005, capital contribution by an officer	5,000																													5,000
Net loss at year ended	(777,083)																																																		(777,083)
Ending balance at May. 31, 2005	(759,763)																1,916,334													40,942																				(1,601,912)	(1,115,127)
Beginning balance, shares at May. 31, 2005																	8,069,307
August 2005, common shares issued to extinguish promissory notes payable and related interest ($.75/share), shares																	160,110
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																	350,000
August 2005, common shares issued to extinguish promissory notes payable and related interest ($.75/share)	120,082																120,082
Common shares issued to extinguish promissory notes payable, convertible debt and related interest	437,500																437,500
Exercise of Common Stock warrants, shares																	94,500
Exercise of Common Stock warrants, Value	28,350																28,350
Common shares issued for prepaid services, shares																	183,857
Common shares issued for prepaid services																	370,750																																(370,750)
Sale of common stock less offering costs, shares																	289,890
Sale of common stock less offering costs	189,550																189,550
Stock options granted to consultants	687,726																													687,726
Stock options issued to extinguish debt	86,341																													86,341
Warrants issued with convertible debt	274,950																													274,950
Amortization of prepaid stock for services	103,690																																																103,690
Beneficial conversion feature of convertible debt	234,550																													234,550
Net loss at year ended	(2,053,944)																																																		(2,053,944)
Ending balance at May. 31, 2006	(650,968)																3,062,566													1,324,509																			(267,060)	(1,601,912)	(3,169,071)
Ending balance, shares at May. 31, 2006																	9,147,664
Common stock issued for acquisition, Shares																	2,000,000
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																	119,600
Common stock issued for acquisition	934,399																934,399
Common shares issued to extinguish promissory notes payable, convertible debt and related interest	149,500																149,500
Common stock payable for prepaid services	13,479																													120,000																			(106,521)
Common stock issued for services, shares																	30,000
Common stock issued for services	26,400																26,400
Preferred stock issued subsidiary, shares															100,000
Preferred stock issued subsidiary	167,500														167,500
Warrants issued with convertible debt	92,500																													92,500
Amortization of prepaid stock for services	267,060																																																267,060
Stock based compensation	535,984																													535,984
Net loss at year ended	(2,610,070)																																																		(2,610,070)
Ending balance at May. 31, 2007	(1,074,216)														167,500		4,172,865													2,072,993																			(106,521)	(1,601,912)	(5,779,141)
Ending balance, shares at May. 31, 2007															100,000		11,297,264
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares																	750,000
Rescission of common stock issued for services, shares																	(142,857)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest	75,000																75,000
Rescission of Common stock issued for services	(100,000)																(100,000)
Sale of common stock less offering costs, shares																	642,000
Sale of common stock less offering costs																	321,000														(321,000)
Warrants issued with convertible debt	3,662																													3,662
Amortization of prepaid stock for services	106,521																																																106,521
Beneficial conversion feature of convertible debt	75,000																													75,000
Stock based compensation	461,602																													461,602
Net loss at year ended	(1,193,684)																																																		(1,193,684)
Ending balance at May. 31, 2008	(1,646,115)														167,500		4,468,865													2,613,257	(321,000)																			(1,601,912)	(6,972,825)
Ending balance, shares at May. 31, 2008															100,000		12,546,407
Stock issued for services, shares																											388,200	150,000	15,400
Stock issued for services	6,468												194,100	55,500													194,100	55,500	6,468
Stock issued in payment of accounts payable, shares																	98,000
Issuance of common stock for accounts payable , value	49,000																49,000
Sale of common stock less offering costs, shares																	3,023,308
Sale of common stock less offering costs	17,654																1,511,654														(1,494,000)
Capital Contribution by an officer	8,900																													8,900
Stock based compensation	371,996																													371,996
Net loss at year ended	(1,306,004)																																																		(1,306,004)
Ending balance at May. 31, 2009	(2,248,501)														167,500		6,285,587													2,994,153	(1,815,000)																			(1,601,912)	(8,278,829)
Ending balance, shares at May. 31, 2009															100,000		16,221,315
Conversion of debt to Common stock ($.45/share), shares																	325,458
Conversion of debt to Common stock	146,456																146,456
Stock issued for services, shares																																									81,580
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares															(100,000)		2,356,142
Repurchase of common stock, shares																																												(1,200,000)	(200,000)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest															(167,500)		167,500
Repurchase of common stock													(336,000)	(100,000)																														(336,000)	(100,000)
Stock issued for services																																									22,842					95,449			(118,291)
Expiration of rescission liabilities	903,550																														903,550
Sale of common stock less offering costs, shares																400,000											236,400	632,000	304,580													550,000	568,420
Sale of common stock less offering costs																2,009,000											118,200	290,500	137,061						(277,000)	(253,789)	(118,200)	(290,500)	(2,009,000)	(137,061)		154,000	159,158				123,000	94,631
Amortization of prepaid stock for services	69,003																																																69,003
Beneficial conversion feature of convertible debt	38,604																													38,604
Stock based compensation	1,671,118																													1,671,118
Net loss at year ended	(3,359,865)																																																		(3,359,865)
Ending balance at May. 31, 2010	(3,215,635)														2,009,000		7,145,304													4,703,875	(3,997,000)										(100,000)					313,080			(49,288)	(1,601,912)	(11,638,694)
Ending balance, shares at May. 31, 2010															400,000		20,075,895																								(200,000)
Rescission expirations and exclusions	511,987																														511,987
Stock issued for services, shares																	150,000
Series B Convertible Preferred Stock dividends, shares																	17,100
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares															(88,200)		882,000
Stock issued for services	184,500																184,500
Series B Convertible Preferred Stock dividends																	8,550													(8,550)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest															(442,984)		442,984
Sale of common stock less offering costs, shares																	1,365,987
Sale of common stock less offering costs																	1,365,987														(1,365,987)
Amortization of prepaid stock for services	49,288																																																49,288
Capital Contribution by an officer	229,500																													229,500
Stock based compensation	952,316																													952,316
Net loss at year ended	(3,719,688)																																																		(3,719,688)
Ending balance at May. 31, 2011	(5,007,732)														1,566,016		9,147,325													5,877,141	(4,851,000)										(100,000)					313,080				(1,601,912)	(15,358,382)
Ending balance, shares at May. 31, 2011															311,800		22,490,982																								(200,000)
Rescission expirations and exclusions	1,102,000																														1,102,000
Series B Convertible Preferred Stock dividends, shares																	177,485
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares															(212,900)		2,129,000
Series B Convertible Preferred Stock dividends																	88,743													(88,743)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest															(1,064,500)		1,064,500
Series B Convertible Preferred Stock Cash Dividends	(1,500)																													(1,500)
Common Stock issued for services to consultants, shares																	72,500
Common Stock issued related to legal settlement	388,000																																																			388,000
Common Stock issued for services to consultants, value	203,000																203,000
Common Stock issued for services to Directors, shares																	16,675
Common Stock issued for services to Directors, value	34,560																34,560
Sale of common stock less offering costs, shares																	1,997,388
Exercise of Common Stock options, shares	527,500																527,500
Sale of common stock less offering costs	2,996,024																2,996,024
Exercise of Common Stock options	326,900																326,900
Common shares issued from Escrow liability per share	$ 1.00																$ 1.00
Common shares issued from Escrow liability, shares																	1,425,000
Common shares issued from Escrow liability, value	1,425,000																1,425,000
Amortization of deferred offering costs related to rescission liability	(199,097)														(49,523)		(135,791)																													(13,783)
Common stock warrants granted/issued	540,009																													540,009
Capital Contribution by an officer	1,336																													1,336
Stock based compensation	1,692,290																													1,692,290
Net loss at year ended	(7,474,224)																																																		(7,474,224)
Ending balance at May. 31, 2012	(3,973,434)														451,993		15,150,261													8,020,533	(3,749,000)										(100,000)					299,297				(1,601,912)	(22,832,606)	388,000
Ending balance, shares at May. 31, 2012															98,900		28,836,530																								(200,000)
Rescission expirations and exclusions	3,212,500																														3,212,500
Conversion of debt to Common stock	567,000
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, value	567,000			567,000	4,203													567,000	4,203
Series B Convertible Preferred Stock dividends, shares																	4,380
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, shares															(3,800)		38,000	756,000	5,604
Series B Convertible Preferred Stock dividends																	2,190													(2,190)
Common shares issued to extinguish promissory notes payable, convertible debt and related interest															(19,000)		19,000
Common Stock issued for services to consultants, shares																	60,000
Exercise of Common Stock warrants, shares																				750,000	5,000
Common Stock issued related to legal settlement (in shares)																	400,000
Common Stock issued related to legal settlement																	388,000																																			388,000
Common Stock issued for services to consultants, value																	160,800																																(160,800)
Exercise of Common Stock warrants, Value						187,500	5,000													187,500	5,000											187,500	5,000
Common Stock issued for services to Directors, shares																							7,810	16,230	12,500	14,980
Common Stock issued for services to Directors, value									12,496	12,497	12,500	11,984											12,496	12,497	12,500	11,984
Stock issued in payment of accounts payable, shares																	66,116
Issuance of common stock for accounts payable , value	80,000																80,000
Exercise of Common Stock options, shares	780,000																					25,000
Issuance of common stock		10,278	107,500																																																		10,278	107,500
Exercise of Common Stock options								8,500														8,500												8,500
Amortization of deferred offering costs related to rescission liability	(580,392)														(158,902)		(377,258)																													(44,232)
Amortization of prepaid stock for services	160,800																																																160,800
Beneficial conversion feature of convertible debt	6,243,502																													6,243,502
Stock based compensation	3,261,951																													3,261,951
Net loss at year ended	(9,568,301)																																																		(9,568,301)
Ending balance at May. 31, 2013	$ (223,916)														$ 274,091		$ 16,244,673													$ 17,523,796	$ (536,500)										$ (100,000)					$ 255,065				$ (1,601,912)	$ (32,400,907)	$ 117,778
Ending balance, shares at May. 31, 2013															95,100		30,998,150																								(200,000)